Right of use asset and lease liability	12 Months Ended
Jun. 30, 2022
Right of use asset and lease liability
Right of use asset and lease liability

10. Right of use asset and lease liability

On November 1, 2021, the Company leased their head office in Vancouver for a three-year term ending October 31, 2024. On April 1, 2022, Arkansas Lithium Corp. leased their office in El Dorado, Arkansas, USA for a two-year term ending April 1, 2024. The payments are made to the lessors monthly.

10. Right of use asset and lease liability - continued

Changes in the Company’s right of use assets during the period ended June 30, 2022 are as follows:

$
Balance at June 30, 2021	—
Additions	481,827
Amortisation	(102,177)
Balance at June 30, 2022	379,650

The right of use asset is being amortised on a straight-line basis over the two-year and three-year lease terms.

Changes in the Company’s lease liabilities during the period ended June 30, 2022 were are follows:

$
Balance at June 30, 2021	—
Additions	481,827
Lease payments	(108,306)
Interest on lease payments	17,216
Effect of movement in foreign exchange rates	(242)
Balance at June 30, 2022	390,495
Less: current portion	(182,060)
Lease liability – non-current	208,435